STRATUS FUND, INC.

                           Institutional Class Shares


                         Government Securities Portfolio
                                Growth Portfolio


                        Supplement dated March 1, 2004 to
                        Prospectus dated November 3, 2003


         A special meeting of the shareholders of Stratus Fund, Inc. ("Stratus Fund") was held on February 26, 2004. At that meeting, the shareholders of the Government Securities Portfolio and the shareholders of the Growth Portfolio approved the new investment advisory agreement described in the prospectus under the heading "Fund Management - Investment Adviser." Accordingly, the new investment advisory agreement became effective as described in the prospectus.


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED NOVEMBER 3, 2003. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




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                               STRATUS FUND, INC.

                              Retail Class A Shares


                         Government Securities Portfolio
                                Growth Portfolio


                        Supplement dated March 1, 2004 to
                        Prospectus dated November 3, 2003



         A special meeting of the shareholders of Stratus Fund, Inc. ("Stratus Fund") was held on February 26, 2004. At that meeting, the shareholders of the Government Securities Portfolio and the shareholders of the Growth Portfolio approved the new investment advisory agreement described in the prospectus under the heading "Fund Management - Investment Adviser." Accordingly, the new investment advisory agreement became effective as described in the prospectus.

         At the special meeting of shareholders, the Retail Class A shareholders of the Government Securities Portfolio and Growth Portfolio were asked to approve a new distribution plan under Rule 12b-1 under the Investment Company Act of 1940 as described in the prospectus under the heading "Fund Distribution
- Rule 12b-1 Fees." Approval of the new distribution plan required a vote of a majority of the outstanding voting securities of the Retail Class A shares of the Government Securities Portfolio and the Growth Portfolio. Because a majority of the outstanding voting securities of the Retail Class A shares of the Government Securities Portfolio and the Growth Portfolio were not present at the special meeting either in person or by proxy, the new distribution plan was not approved. Accordingly, there is no distribution plan under Rule 12b-1 in effect for the Retail Class A shares of Status Fund. The prospectus for the Retail Class A shares of Stratus Fund is supplemented as described below.

         1. The text and table appearing under the heading "Introduction and Fund Summary - Fund Summary - Government Securities Portfolio - Fees and Expenses" is hereby revised in its entirety to read as follows:
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         Fees and Expenses
         -----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Portfolio:

         Shareholder Fees  (fees paid directly from your investment)

            Maximum Sales Charge (Load)
                 Imposed on Purchases (as a % of the offering price)      3%
            Maximum Deferred Sales Charge                                None
            Maximum Sales Charge (Load)
                 Imposed on Reinvested
                 Dividends and Other Distributions                       None
            Redemption Fee                                               None
            Exchange Fee                                                 None


         Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

            Management Fees(1)                                          .50%
            Other Expenses                                              .33%
                                                                        ----
            Total Portfolio Operating Expenses                          .83%
                                                                        ====
         --------------
         (1)   Based on expenses during the fiscal year ended June 30, 2003.


         2. The text and table appearing under the heading "Introduction and Fund Summary - Fund Summary - Growth Portfolio - Fees and Expenses" is hereby revised in its entirety to read as follows:

         Fees and Expenses
         -----------------

         The following table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:

         Shareholder Fees (fees paid directly from your investment)

            Maximum Sales Charge (Load)
                 Imposed on Purchases (as a % of the offering price)    4.5%
            Maximum Deferred Sales Charge                               None
            Maximum Sales Charge (Load)
                 Imposed on Reinvested
                 Dividends and Other Distributions                      None
            Redemption Fee                                              None
            Exchange Fee                                                None

         Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

            Management Fees(1)                                         .75%
            Other Expenses                                             .34%
                                                                       ----
            Total Portfolio Operating Expenses                        1.09%
                                                                      =====
         ------------------
         (1) Based on expenses during the fiscal year ended June 30, 2003.

         3. The heading "Fund Distribution - Rule 12b-1 Fees" and the text appearing thereunder in the prospectus is deleted in its entirety.


THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED NOVEMBER 3, 2003. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





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                               STRATUS FUND, INC.


                         Government Securities Portfolio
                                Growth Portfolio


                        Supplement dated March 1, 2004 to
           Statement of Additional Information dated November 3, 2003


         A special meeting of the shareholders of Stratus Fund, Inc. ("Stratus Fund") was held on February 26, 2004. At that meeting, the shareholders of the Government Securities Portfolio and the shareholders of the Growth Portfolio approved the new investment advisory agreement described in the Stratus Fund statement of additional information under the heading "Investment Advisory and Other Services - Approval of New Advisory Agreement." Accordingly, the new investment advisory agreement became effective as described in the statement of additional information.

         At the special meeting of shareholders, the Retail Class A shareholders of the Government Securities Portfolio and Growth Portfolio were asked to approve a new distribution plan under Rule 12b-1 under the Investment Company Act of 1940 as described in the statement of additional information under the heading "Investment Advisory and Other Services - Distributor." Approval of the new distribution plan required a vote of a majority of the outstanding voting securities of the Retail Class A shares of the Government Securities Portfolio and the Growth Portfolio. Because a majority of the outstanding voting securities of the Retail Class A shares of the Government Securities Portfolio and the Growth Portfolio were not present at the special meeting either in person or by proxy, the new distribution plan was not approved. Accordingly, there is no distribution plan under Rule 12b-1 in effect for the Retail Class A shares of Status Fund and the discussion of the distribution plan appearing in the fifth, sixth, seventh, eighth, ninth and tenth paragraphs appearing under the heading "Investment Advisory and Other Services - Distributor" in the statement of additional information are deleted in their entirety.

         At the special meeting of shareholders, the following persons were elected as directors of Stratus Fund:

            o    Thomas C. Smith
            o    Stan Schrier
            o    R. Paul Hoff
            o    Edson L. Bridges III
            o    John Breslow
            o    Jon Gross

THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION OF STRATUS FUND, INC. DATED NOVEMBER 3, 2003. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.